Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Statements [Line Items]
Acquisition of building and equipment by lease	$ 7,963	$ 7,412